UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       HHR Asset Management LLC

Address:    400 Connell Drive, 5th Fl.
            Berkeley Heights, N.J. 07922

13F File Number: 28-12464

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Violette
Title:      Chief Compliance Officer
Phone:      (908) 771-3915

Signature, Place and Date of Signing:


/s/ Michael Violette           Berkeley Heights, NJ          May 15, 2013
-------------------------      ---------------------    ----------------------
        [Signature]                  [City, State]              [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            5

Form 13F Information Table Entry Total:       102

Form 13F Information Table Value Total:      1,884,179
                                             (in thousands)

List of Other Included Managers:

No.              Form 13F File Number             Name
---              --------------------             ----

1                28-15259                         HHR Atlas Master LP
2                28-15255                         HHR Titan Offshore Master LP
3                28-15254                         Jubilee Tax Exempt Partners LP
4                28-15256                         Novem
5                28-15257                         Titan Partners LP

                                                           FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4COLUMN 5          COLUMN 6  COLUMN 7              COLUMN 8
--------------------------- ---------------- --------- ------- -------- --- ---- -------- ------------ --------- --------- ---------
                                                       VALUE X SHRS OR  SH/ PUT/ INVSTMT    OTHER            VOTING   AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP    ($1000) PRN AMT  PRN CALL DSCRETN    MANAGER      SOLE     SHARED     NONE
--------------------------- ---------------- --------- ------- -------- --- ---- -------- ------------ --------- --------- ---------
ACE LTD                     SHS              H0023R105    3941    44300 SH       DEFINED                   44300     0             0
ACE LTD                     SHS              H0023R105   11842   133100 SH       SOLE                     116200     0         16900
ACE LTD                     SHS              H0023R105   63017   708300 SH       DEFINED  1,2,3,4,5       708300     0             0
ALLIANCE DATA SYSTEMS CORP  COM              018581108    4031    24900 SH       DEFINED                   24900     0             0
ALLIANCE DATA SYSTEMS CORP  COM              018581108   11996    74100 SH       SOLE                      64600     0          9500
ALLIANCE DATA SYSTEMS CORP  COM              018581108   65290   403300 SH       DEFINED  1,2,3,4,5       403300     0             0
AMAZON COM INC              COM              023135106    3758    14100 SH       DEFINED                   14100     0             0
AMAZON COM INC              COM              023135106   11672    43800 SH       SOLE                      38200     0          5600
AMAZON COM INC              COM              023135106   62972   236300 SH       DEFINED  1,2,3,4,5       236300     0             0
APPLE INC                   COM              037833100    3718     8400 SH       DEFINED                    8400     0             0
APPLE INC                   COM              037833100   11509    26000 SH       SOLE                      22700     0          3300
APPLE INC                   COM              037833100   62019   140106 SH       DEFINED  1,2,3,4,5       140106     0             0
ARCOS DORADOS HOLDINGS INC  SHS CLASS -A -   G0457F107    3293   249500 SH       DEFINED                  249500     0             0
ARCOS DORADOS HOLDINGS INC  SHS CLASS -A -   G0457F107    9764   739700 SH       SOLE                     647300     0         92400
ARCOS DORADOS HOLDINGS INC  SHS CLASS -A -   G0457F107   52751  3996300 SH       DEFINED  1,2,3,4,5      3996300     0             0
CHIPOTLE MEXICAN GRILL INC  COM              169656105    3976    12200 SH       DEFINED                   12200     0             0
CHIPOTLE MEXICAN GRILL INC  COM              169656105   11992    36800 SH       SOLE                      32100     0          4700
CHIPOTLE MEXICAN GRILL INC  COM              169656105   64490   197900 SH       DEFINED  1,2,3,4,5       197900     0             0
DICKS SPORTING GOODS INC    COM              253393102    3841    81200 SH       DEFINED                   81200     0             0
DICKS SPORTING GOODS INC    COM              253393102   11754   248500 SH       SOLE                     216800     0         31700
DICKS SPORTING GOODS INC    COM              253393102   63391  1340200 SH       DEFINED  1,2,3,4,5      1340200     0             0
DISCOVERY COMMUNICATNS NEW  COM SER A        25470F104    3898    49500 SH       DEFINED                   49500     0             0
DISCOVERY COMMUNICATNS NEW  COM SER A        25470F104   11764   149400 SH       SOLE                     130400     0         19000
DISCOVERY COMMUNICATNS NEW  COM SER A        25470F104   63457   805900 SH       DEFINED  1,2,3,4,5       805900     0             0
DUNKIN BRANDS GROUP INC     COM              265504100    2286    62000 SH       DEFINED                   62000     0             0
DUNKIN BRANDS GROUP INC     COM              265504100    3338    90500 SH       SOLE                      90500     0             0
DUNKIN BRANDS GROUP INC     COM              265504100   20586   558200 SH       DEFINED  1,3,4           558200     0             0
EBAY INC                    COM              278642103    4045    74600 SH       DEFINED                   74600     0             0
EBAY INC                    COM              278642103   12069   222600 SH       SOLE                     194300     0         28300
EBAY INC                    COM              278642103   65286  1204100 SH       DEFINED  1,2,3,4,5      1204100     0             0
EQUINIX INC                 COM NEW          29444U502    3872    17900 SH       DEFINED                   17900     0             0
EQUINIX INC                 COM NEW          29444U502   11270    52100 SH       SOLE                      45600     0          6500
EQUINIX INC                 COM NEW          29444U502   61043   282200 SH       DEFINED  1,2,3,4,5       282200     0             0
GENERAL CABLE CORP DEL NEW  COM              369300108    2311    63100 SH       DEFINED                   63100     0             0
GENERAL CABLE CORP DEL NEW  COM              369300108    3374    92100 SH       SOLE                      92100     0             0
GENERAL CABLE CORP DEL NEW  COM              369300108   20597   562300 SH       DEFINED  1,3,4           562300     0             0
GOLDMAN SACHS GROUP INC     COM              38141G104    3811    25900 SH       DEFINED                   25900     0             0
GOLDMAN SACHS GROUP INC     COM              38141G104   11610    78900 SH       SOLE                      68900     0         10000
GOLDMAN SACHS GROUP INC     COM              38141G104   62495   424700 SH       DEFINED  1,2,3,4,5       424700     0             0
GOOGLE INC                  CL A             38259P508    3733     4700 SH       DEFINED                    4700     0             0
GOOGLE INC                  CL A             38259P508   11357    14300 SH       SOLE                      12500     0          1800
GOOGLE INC                  CL A             38259P508   61550    77500 SH       DEFINED  1,2,3,4,5        77500     0             0
HITTITE MICROWAVE CORP      COM              43365Y104    2144    35400 SH       DEFINED                   35400     0             0
HITTITE MICROWAVE CORP      COM              43365Y104    3052    50400 SH       SOLE                      50400     0             0
HITTITE MICROWAVE CORP      COM              43365Y104   18725   309200 SH       DEFINED  1,3,4           309200     0             0
IMAX CORP                   COM              45245E109    3836   143500 SH       DEFINED                  143500     0             0
IMAX CORP                   COM              45245E109   10834   405300 SH       SOLE                     354000     0         51300
IMAX CORP                   COM              45245E109   60196  2252000 SH       DEFINED  1,2,3,4,5      2252000     0             0
JDS UNIPHASE CORP           COM PAR $0.001   46612J507    2332   174500 SH       DEFINED                  174500     0             0
JDS UNIPHASE CORP           COM PAR $0.001   46612J507    3356   251100 SH       SOLE                     251100     0             0
JDS UNIPHASE CORP           COM PAR $0.001   46612J507   20577  1539600 SH       DEFINED  1,3,4          1539600     0             0
JPMORGAN CHASE & CO         COM              46625H100    3825    80600 SH       DEFINED                   80600     0             0
JPMORGAN CHASE & CO         COM              46625H100   11713   246800 SH       SOLE                     215400     0         31400
JPMORGAN CHASE & CO         COM              46625H100   63155  1330700 SH       DEFINED  1,2,3,4,5      1330700     0             0
MYR GROUP INC DEL           COM              55405W104     621    25300 SH       DEFINED                   25300     0             0
MYR GROUP INC DEL           COM              55405W104     837    34100 SH       SOLE                      34100     0             0
MYR GROUP INC DEL           COM              55405W104    5172   210600 SH       DEFINED  1,3,4           210600     0             0
PRICELINE COM INC           COM NEW          741503403    3923     5700 SH       DEFINED                    5700     0             0
PRICELINE COM INC           COM NEW          741503403   11905    17300 SH       SOLE                      15100     0          2200
PRICELINE COM INC           COM NEW          741503403   64343    93500 SH       DEFINED  1,2,3,4,5        93500     0             0
QUALCOMM INC                COM              747525103    3936    58800 SH       DEFINED                   58800     0             0
QUALCOMM INC                COM              747525103   11641   173900 SH       SOLE                     152000     0         21900
QUALCOMM INC                COM              747525103   63432   947600 SH       DEFINED  1,2,3,4,5       947600     0             0
QUANTA SVCS INC             COM              74762E102    3927   137400 SH       DEFINED                  137400     0             0
QUANTA SVCS INC             COM              74762E102   11315   395900 SH       SOLE                     345900     0         50000
QUANTA SVCS INC             COM              74762E102   62253  2178200 SH       DEFINED  1,2,3,4,5      2178200     0             0
ROYAL CARIBBEAN CRUISES LTD COM              V7780T103    2149    64700 SH       DEFINED                   64700     0             0
ROYAL CARIBBEAN CRUISES LTD COM              V7780T103    3003    90400 SH       SOLE                      90400     0             0
ROYAL CARIBBEAN CRUISES LTD COM              V7780T103   19364   582900 SH       DEFINED  1,3,4           582900     0             0
SCHWAB CHARLES CORP NEW     COM              808513105    3879   219300 SH       DEFINED                  219300     0             0
SCHWAB CHARLES CORP NEW     COM              808513105   11709   661900 SH       SOLE                     577800     0         84100
SCHWAB CHARLES CORP NEW     COM              808513105   63169  3570900 SH       DEFINED  1,2,3,4,5      3570900     0             0
SCRIPPS NETWORKS INTERACT I CL A COM         811065101     959    14900 SH       DEFINED                   14900     0             0
SCRIPPS NETWORKS INTERACT I CL A COM         811065101    1377    21400 SH       SOLE                      21400     0             0
SCRIPPS NETWORKS INTERACT I CL A COM         811065101    8499   132100 SH       DEFINED  1,3,4           132100     0             0
SHUTTERFLY INC              COM              82568P304    2341    53000 SH       DEFINED                   53000     0             0
SHUTTERFLY INC              COM              82568P304    3419    77400 SH       SOLE                      77400     0             0
SHUTTERFLY INC              COM              82568P304   20884   472800 SH       DEFINED  1,3,4           472800     0             0
SIRIUS XM RADIO INC         COM              82967N108    3832  1244000 SH       DEFINED                 1244000     0             0
SIRIUS XM RADIO INC         COM              82967N108   11289  3665400 SH       SOLE                    3207200     0        458200
SIRIUS XM RADIO INC         COM              82967N108   60960 19792100 SH       DEFINED  1,2,3,4,5     19792100     0             0
STARBUCKS CORP              COM              855244109    2876    50500 SH       DEFINED                   50500     0             0
STARBUCKS CORP              COM              855244109    5889   103400 SH       SOLE                      96200     0          7200
STARBUCKS CORP              COM              855244109   33709   591900 SH       DEFINED  1,2,3,4,5       591900     0             0
TARGET CORP                 COM              87612E106    3874    56600 SH       DEFINED                   56600     0             0
TARGET CORP                 COM              87612E106   11705   171000 SH       SOLE                     149300     0         21700
TARGET CORP                 COM              87612E106   63138   922400 SH       DEFINED  1,2,3,4,5       922400     0             0
TRANSDIGM GROUP INC         COM              893641100    2355    15400 SH       DEFINED                   15400     0             0
TRANSDIGM GROUP INC         COM              893641100    3425    22400 SH       SOLE                      22400     0             0
TRANSDIGM GROUP INC         COM              893641100   20950   137000 SH       DEFINED  1,3,4           137000     0             0
TUMI HLDGS INC              COM              89969Q104    1520    72600 SH       DEFINED                   72600     0             0
TUMI HLDGS INC              COM              89969Q104    2190   104600 SH       SOLE                     104600     0             0
TUMI HLDGS INC              COM              89969Q104   13423   641000 SH       DEFINED  1,3,4           641000     0             0
ULTIMATE SOFTWARE GROUP INC COM              90385D107    2354    22600 SH       DEFINED                   22600     0             0
ULTIMATE SOFTWARE GROUP INC COM              90385D107    3427    32900 SH       SOLE                      32900     0             0
ULTIMATE SOFTWARE GROUP INC COM              90385D107   20915   200800 SH       DEFINED  1,3,4           200800     0             0
VANTIV INC                  CL A             92210H105    1716    72300 SH       DEFINED                   72300     0             0
VANTIV INC                  CL A             92210H105    2464   103800 SH       SOLE                     103800     0             0
VANTIV INC                  CL A             92210H105   15146   638000 SH       DEFINED  1,3,4           638000     0             0
VITAMIN SHOPPE INC          COM              92849E101    2130    43600 SH       DEFINED                   43600     0             0
VITAMIN SHOPPE INC          COM              92849E101    3097    63400 SH       SOLE                      63400     0             0
VITAMIN SHOPPE INC          COM              92849E101   19222   393500 SH       DEFINED  1,3,4           393500     0             0

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